Noncontrolling Interest (Tables)	12 Months Ended
May. 31, 2015
Noncontrolling Interest [Abstract]
Summary of Changes in Noncontrolling Interest

	Koolearn Corporation	New Road	Total
	US$	US$	US$
Balance as of May 31, 2014	—	—	—
Capital Injection from noncontrolling interest shareholders	3,752	39	3,791
Loss attributed to noncontrolling interest shareholders	(294)	(1)	(295)

Balance as of May 31, 2015	3,458	38	3,496